Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group New Geography Equity ETF
Entity Central Index Key	0002008517
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital Group New Geography Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group New Geography Equity ETF
Class Name	Capital Group New Geography Equity ETF
Trading Symbol	CGNG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group New Geography Equity ETF (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGNG	$ 76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 36.00% on a net asset value (NAV) basis and 36.13% on a market price basis for the year ended
May 31, 2026. These results compare with a 54.31% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, global equity markets delivered robust gains despite persistent trade tensions and geopolitical uncertainty. Strong corporate earnings lifted equities to record highs, including those within the U.S. and Japan. Heavy investment in artificial intelligence continued to boost large-cap technology stocks. Meanwhile, energy shares surged on higher oil prices, driven by the Middle East conflict. Emerging markets also advanced, as strong semiconductor demand supported stocks in South Korea and Taiwan.
Within the fund, most sectors contributed, with the information technology sector being particularly additive. Holdings in the financials, industrials and materials were also positive. Geographically, companies based in South Korea, Taiwan and the U.S. contributed most to absolute returns.
In terms of detractors, holdings in consumer discretionary, consumer staples and real estate saw negative results. At the country level, investments in India, Denmark and Indonesia also detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group New Geography Equity ETF (at NAV) 2	36.00%	22.61%
MSCI Emerging Markets Index 3	54.31%	30.87%
MSCI ACWI (All Country World Index) 3	30.27%	21.02%
1
The
fund
began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jun. 25, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,434,000,000
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 8,000,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,434
Total number of portfolio holdings	239
Total advisory fees paid (in millions)	$ 8
Portfolio turnover rate	63%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period June 25, 2024, commencement of operations, to May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.